Average Annual Total Returns - Class D Shares - Janus Henderson Mid Cap Value Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	(1.35%)	8.60%	7.98%	10.73%	Aug. 12, 1998	(1.61%)	6.65%	5.28%	8.70%	Aug. 12, 1998	(0.62%)	[1]	6.51%	[1]	5.86%	[1]	8.71%	[1]	Aug. 12, 1998	[1]	4.96%	9.73%	10.49%	9.37%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.